Revenue Recognition - Disaggregation Of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 3,960	$ 3,948	$ 3,901
Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,990	2,961	2,912
Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,686	2,650	2,623
Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	152	174	154
Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	152	137	135
Transferred at point in time | Equipment sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 970	$ 987	$ 989